Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39109
Entity Registrant Name	Fangdd Network Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, Unit B2, Kexing Science Park
Entity Address, Address Line Two	15 Keyuan Road, Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001750593
Amendment Flag	false
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 25 Class A ordinary shares, par value US$0.0000001 per share
Trading Symbol	DUO
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.0000001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,376,231,023
Class B Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	619,938,058
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	18/F, Unit B2, Kexing Science Park
Entity Address, Address Line Two	15 Keyuan Road, Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	2699 8968
Contact Personnel Name	Jiaorong Pan